Asset Retirement Obligation - Schedule of Changes in Asset Retirement Obligation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation [Abstract]
Asset retirement obligations, beginning of period	$ 7,760	$ 3,986	$ 3,986
Revisions in estimated liabilities			(3,601)
Asset retirement obligations assumed				3,876
Accretion expense			173	110
Asset retirement obligations, end of period	$ 7,979		$ 7,760	$ 3,986